Financing Agreements - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Short-term Debt [Line Items]
Short-term debt	$ 321.2		$ 1,064.6		$ 1,054.6
Commercial paper
Short-term Debt [Line Items]
Short-term debt	4.0		192.0		554.6
Weighted Average Rate	1.10%		1.22%		1.19%
Current portion of long-term debt
Short-term Debt [Line Items]
Short-term debt	$ 317.2	[1]	$ 872.6	[1],[2],[3]	$ 500.0	[2],[3]
Weighted Average Rate	4.19%	[1]	2.42%	[1],[2],[3]	0.49%	[2],[3]

[1]	See "Affiliated Financing Agreements" in the Related Party Transactions Note to these Condensed Consolidated Financial Statements.
[2]	See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.
[3]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.